Stockholders' Equity (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of warrants
Warrants outstanding	17,017,601	11,916,801	6,261,978
Cashless exercises	(1,881,906)
Issuance to vendor and investors	6,075,000
Warrant issued		5,100,800	7,770,793
Warrant exercised or cancelled			(2,115,970)
Warrants outstanding	21,210,695	17,017,601	11,916,801
Weighted average exercise price
Warrants outstanding	$ 1.29	$ 1.71	$ 3.82
Warrants issued	$ 0.37	$ 0.28	$ 0.29
Warrants issuance to vendor	$ 0.75
Warrants exercised or cancelled			$ 0.28
Warrants outstanding	$ 1.21	$ 1.29	$ 1.71
Expiring in 2014	64,382	95,631
Expiring in 2015	285,345	285,345
Expiring in 2016	6,000,000
Expiring thereafter	14,860,968	16,636,625